Morgan Stanley Mortgage Securities Trust
Financial Statements




24f-2
October 31, 2013
1.  Name and address of issuer

	Morgan Stanley Mortgage
Securities Trust

2.  The name of each series or class of
securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-04917

3b.  Securities Act File Number:

	33-10363

4a. Last day of fiscal year for which this Form is filed:

	October 31, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	18,723,127

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal year:
20,339,724

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce registration
fees payable to the Commission:	812,356,116

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(832,695,840)

	(v)  Net sales -- if item 5(i) is greater
than item 5(iv) [subtract item 5(iv) from item
5(i)]:	0.00

	(vi)  Redemption credits available for
use in future years - if item 5(i) is less than
item 5(iv) [subtract item 5(iv) from item 5(i)]:
	(813,972,713)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):	   .0001288

	(viii)  Registration fee due [multiply
 item 5(v) by item 5(vii)] (enter "0" if no fee
is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was deter
mined by deducting an amount of securities that
were registered under the Securities Act of 1933
 pursuant to rule 24e-2 as in effect before October
 11, 1997, then report the amount of securities (nu
mber of shares or shares or other units) deducted h
ere:	.  If there is a number of shares or other u
nits that were registered pursuant to rule 24e-2 rem
aining unsold at the end of the fiscal year for whic
h this form is filed that are available for use by t
he issuer in future fiscal years, then state that nu
mber here:	.

	If the response to Item 5(i) was deter
mined by deducting an amount of securities that wer
e registered under the Securities Act of 1933 pursu
ant to rule 24e-2 as in effect before October 11, 1
997, then report the amount of securities (number o
f shares or shares or other units) deducted here:
	.  If there is a number of shares or other u
nits that were registered pursuant to rule 24e-2 rem
aining unsold at the end of the fiscal year for whic
h this form is filed that are available for use by
the issuer in future fiscal years, then state that
number here:	.

	0.00

8. Total of the amount of registration fee due pl us any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest pa yment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the
following persons on behalf of the issuer and in
the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "January 29, 2014"
*Please print the name and title of the signing o
fficer below the